Average Annual Total Returns - PROFUND VP REAL ESTATE	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. Real EstateSM Index OneYear		Dow Jones U.S. Real EstateSM Index FiveYears		Dow Jones U.S. Real EstateSM Index TenYears
Total	(6.29%)	5.05%	7.02%	Jan. 22, 2001	18.40%	[1]	15.22%	[1]	13.88%	[1]	(5.29%)	[1]	6.72%	[1]	8.73%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.